SHARE CAPITAL - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	56,036	58,299
Stock options granted (in shares) | shares	4,256	16,052
Stock options surrendered for cash settlement (in shares) | shares	(392)	(626)
Stock options exercised for common shares (in shares) | shares	(9,975)	(14,256)
Stock options forfeited (in shares) | shares	(3,240)	(3,433)
Stock options outstanding - end of year (in shares) | shares	46,685	56,036
Stock options exercisable (in shares) | shares	19,436	18,282
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $	$ 36.67	$ 34.22
Weighted average exercise price, options granted (in CAD per share) | $	43.75	42.07
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $	33.46	33.18
Weighted average exercise price, options exercised (in CAD per share) | $	33.28	32.66
Weighted average exercise price, options forfeited (in CAD per share) | $	38.76	37.53
Weighted average exercise price, options outstanding - end of year (in CAD per share) | $	37.92	36.67
Weighted average exercise price, options exercisable (in CAD per share) | $	$ 36.03	$ 34.25